Document And Entity Information	Mar. 10, 2016
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0000837274
Amendment Flag	false
Document Creation Date	Mar. 10, 2016
Document Effective Date	Mar. 10, 2016
Prospectus Date	May 01, 2015